TAXES ON INCOME (Schedule Of Income Tax Expense (Benefit)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Current	$ 3,895	$ (3,382)	$ 2,967
Deferred	1,947	9,883	3,572
Income tax expense	5,842	6,501	6,539
Domestic (Israel)	(606)	335	1,150
Foreign	$ 6,448	$ 6,166	$ 5,389